Property, plant and equipment	12 Months Ended
Jun. 30, 2021
Property, plant and equipment
Property, plant and equipment

14 Property, plant and equipment

	Leasehold	Office	Store operating	Motor
	improvements	equipment	equipment	vehicles	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2019	101,076	28,517	50,049	2,192	181,834
Additions	8,122	5,908	7,612	788	22,430
Disposals	—	(3,817)	(642)	(41)	(4,500)
Exchange adjustments	2,081	34	(1,704)	(4)	407
At June 30, 2020	111,279	30,642	55,315	2,935	200,171

Acquisitions through business combination	413	7	215	904	1,539
Additions	12,484	11,710	8,822	—	33,016
Disposals	(1,392)	(3,675)	(15,508)	(1,012)	(21,587)
Exchange adjustments	(10,835)	(1,253)	(2,375)	(87)	(14,550)
At June 30, 2021	111,949	37,431	46,469	2,740	198,589

Accumulated depreciation:
At July 1, 2019	(15,416)	(6,892)	(8,942)	(514)	(31,764)
Charge for the year	(17,569)	(7,682)	(11,648)	(582)	(37,481)
Written back on disposals	—	1,780	177	17	1,974
Exchange adjustments	(210)	66	578	9	443
At June 30, 2020	(33,195)	(12,728)	(19,835)	(1,070)	(66,828)

Charge for the year	(11,097)	(7,538)	(11,303)	(569)	(30,507)
Written back on disposals	395	3,026	5,028	77	8,526
Exchange adjustments	2,890	(1,386)	3,187	52	4,743

At June 30, 2021	(41,007)	(18,626)	(22,923)	(1,510)	(84,066)

Impairment:
At July 1, 2019	(29,044)	—	(5,181)	—	(34,225)
Addition	(8,186)	—	(2,136)	—	(10,322)
Exchange adjustments	(932)	—	198	—	(734)

At June 30, 2020	(38,162)	—	(7,119)	—	(45,281)

Addition	(1,742)	—	(1,199)	—	(2,941)
Written back on disposals	—	—	6,179	—	6,179
Exchange adjustments	3,472	—	364	—	3,836

At June 30, 2021	(36,432)	—	(1,775)	—	(38,207)

Net book value:
At June 30, 2020	39,922	17,914	28,361	1,865	88,062

At June 30, 2021	34,510	18,805	21,771	1,230	76,316